Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000247940 | Novo Nordisk A/S, Class B - FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247940 | Shell PLC - FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247940 | Constellation Software, Inc./Canada - FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247940 | Oversea-Chinese Banking Corp., Ltd. - FR_B0F9V2906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247940 | RELX PLC (London) - FR_B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247940 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247940 | Tesco PLC - FR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | Prysmian SpA - FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247940 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000247940 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247940 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247940 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247940 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247940 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247940 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247940 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247940 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247940 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247940 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247940 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247940 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247940 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247940 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247940 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247940 | 10975392
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247940 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000247940 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000247940 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000247940 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000247940 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247940 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247940 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247940 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247940 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247940 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247940 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247940 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247940 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247934 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247934 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247934 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000247934 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247934 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247934 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247934 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247934 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247934 | 10957118
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247934 | 10956924
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247934 | Country SummaryLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247934 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247934 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247934 | Country SummaryPuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247934 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000247934 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000247934 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247934 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247934 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247934 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247934 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247934 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247935 | Security TypeCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000247935 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000247935 | Security TypeAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247935 | Security TypeCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000247935 | Security TypeCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247935 | Security TypeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247935 | Security TypeEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247935 | Security TypeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247935 | Security TypeBank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247935 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247935 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000245882 | SectorOptions on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000245883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000245883 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000245883 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000245883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000245883 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000245883 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245883 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245883 | SectorAgency Fixed Rate 15-Year
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000245884 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000245884 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240507 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240507 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240507 | Vistra Corp. - FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240507 | GE Vernova, Inc. - FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240507 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Arista Networks, Inc. - FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | Intuitive Surgical, Inc. - FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | Shopify, Inc., Class A - FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000240507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000240507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000240507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240507 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240507 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240507 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241312 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241312 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241312 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000241312 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000241312 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241312 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245885 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245885 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000245886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245886 | SectorMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000237018 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237018 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237018 | Credit Rating Other LineSP-1+
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237018 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237018 | Credit Rating Other LinePre-refunded
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237018 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237018 | 10918800
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237018 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237018 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000237018 | A
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000237018 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237018 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237018 | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237018 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237018 | AssetLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000237018 | AssetShort-Term Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237018 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237018 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237019 | SectorGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000237019 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000237019 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000237019 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237019 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237019 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237019 | SectorCredit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240508 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240508 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240508 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240508 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240508 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240508 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240508 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240508 | Alphabet, Inc., Class A - FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240508 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240508 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000240508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000240508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240508 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240508 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240508 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241953 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241953 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241953 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241953 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241953 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241953 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241953 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241953 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241953 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241953 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000241953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000241953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000241953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241953 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241953 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240509 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | Oracle Corp. - FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240509 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240509 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240509 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240509 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240509 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240509 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240509 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240509 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000240509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000240509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000240509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240509 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240509 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240509 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240509 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%